Document And Entity Information	12 Months Ended
Mar. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001066130
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying financial statements of Linear Minerals Corp. (formerly FE Battery Metals Corp.) (the “Company”), which comprise the statements of financial position as at March 31, 2025 and 2024 and the statements of loss and comprehensive loss, changes in equity and cash flows for each of the years in the three-year period ended March 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as at March 31, 2025 and 2024 and its financial performance and its cash flows for each of the years in the three-year period ended March 31, 2025, in conformity with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board.

Auditor Location	Vancouver, Canada
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-29870
Entity Registrant Name	LINEAR MINERALS CORP.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	700 West Georgia Street
Entity Address, Address Line Two	25th Floor Vancouver
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7Y 1B3
Title of 12(g) Security	Common Shares without Par Value
Entity Common Stock, Shares Outstanding	61,335,286
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	DeVisser Gray LLP
Auditor Firm ID	1054
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	Suite 2421, 1055 West Georgia Street
Entity Address, Address Line Two	Vancouver
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 3P3
Contact Personnel Name	Gurminder Sangha
City Area Code	604
Local Phone Number	375-6005